Intangible Assets (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Depreciated balance	₪ 1,273	₪ 1,454	₪ 1,631
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount at beginning of year	1,720	1,824	1,824
Carrying amount at end of year	1,720	1,720	1,824
Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount at beginning of year	266	193	103
Additions	181	177	90
Carrying amount at end of year	447	266	193
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Depreciated balance			1,631
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount at beginning of year	104	104	104
Carrying amount at end of year		104	104
Software [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount at beginning of year	104	104	103
Additions			1
Carrying amount at end of year		104	104
IPR&D [Member]
Disclosure of detailed information about intangible assets [line items]
Depreciated balance	1,273	1,454
IPR&D [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount at beginning of year	1,720	1,720	1,720
Carrying amount at end of year	1,720	1,720	1,720
IPR&D [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount at beginning of year	266	89
Additions	181	177	89
Carrying amount at end of year	₪ 447	₪ 266	₪ 89